Document and Entity Information	Nov. 05, 2020
Cover [Abstract]
Entity Registrant Name	XOMA Corp
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000791908
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity File Number	000-14710
Entity Tax Identification Number	52-2154066
Entity Address, Address Line One	2200 Powell Street
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	204-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0075 par value
Trading Symbol	XOMA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false